Consolidated statement of comprehensive income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Consolidated statement of comprehensive income
Consolidated net income	$ 3,634	$ 2,649	$ 2,027	$ 6,283	$ 4,806
Other comprehensive income
Actuarial gains and losses	42	25	32	67	158
Change in fair value of investments in equity instruments	(2)	7		5
Tax effect	(20)	2	(12)	(18)	(53)
Currency translation adjustment generated by the parent company	(4,761)	2,131	4,524	(2,630)	5,464
Sub-total items not potentially reclassifiable to profit and loss	(4,741)	2,165	4,544	(2,576)	5,569
Currency translation adjustment	1,330	(362)	(1,218)	968	(1,418)
Available for sale financial assets			1
Cash flow hedge	77	178	(79)	255	34
Variation of foreign currency basis spread	2	(29)		(27)
Share of other comprehensive income of equity affiliates, net amount	36	(168)	(794)	(132)	(463)
Other	(2)		(3)	(2)
Tax effect	(27)	(48)	30	(75)	(9)
Sub-total items potentially reclassifiable to profit and loss	1,416	(429)	(2,063)	987	(1,856)
Total other comprehensive income (net amount)	(3,325)	1,736	2,481	(1,589)	3,713
Comprehensive income	309	4,385	4,508	4,694	8,519
Group share	450	4,356	4,507	4,806	8,581
Non-controlling interests	$ (141)	$ 29	$ 1	$ (112)	$ (62)